Statements of Net Assets Available For Benefits - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value	$ 5,400,433	$ 5,104,529
Investments, at contract value	321,760	0
Total investments	5,722,193	5,104,529
Receivables
Participant contributions	4,911	4,310
Employer – Matching contribution	4,223	4,007
Employer – retirement accumulation Account contribution	37,819	38,295
Notes receivable from participants	47,880	46,591
Total receivables	94,833	93,203
Due from broker	44	104
Net assets available for benefits	$ 5,817,070	$ 5,197,836